Interests in subsidiaries - Summary of Financial Information of Subsidiaries Subject to Significant Restrictions (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Summarised Financial Information of Subsidiaries with Material Non-controlling Interests [Line Items]
Non-current assets	£ 104,605	£ 104,530
Current assets	14,294	14,186
Non-current liabilities	(50,161)	(50,109)
Current liabilities	(18,743)	(15,673)
Imperial Tobacco Canada
Summarised Financial Information of Subsidiaries with Material Non-controlling Interests [Line Items]
Non-current assets	3,946	2,471
Current assets	2,904	2,621
Non-current liabilities	(3,814)	(103)
Current liabilities	(2,811)	(494)
Net assets (liabilities)	£ 225	£ 4,495